Restructuring Charges - Summary of Restructuring Charges and Related Reserves (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Charges	$ 418	$ 418
Cash payments		(321)
Balance of provision as at December 31, 2012		97
Workforce Reduction [Member]
Restructuring Cost and Reserve [Line Items]
Charges	300	300
Cash payments		(300)
Lease Obligation [Member]
Restructuring Cost and Reserve [Line Items]
Charges	118	118
Cash payments		(21)
Balance of provision as at December 31, 2012		$ 97